Institutional Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Kinetics Multi-Disciplinary Income Fund
KINETICS MUTUAL FUNDS, INC.

Kinetics Multi-Disciplinary Fund

Institutional Class (KMDYX)

Supplement dated July 7, 2014

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) dated April 30, 2014

Effective immediately, the Kinetics Multi-Disciplinary Fund’s name is changed.  The new name is the “Kinetics Multi-Disciplinary Income Fund.”  All references in the Prospectuses and SAI to “Multi-Disciplinary Fund” are replaced with “Multi-Disciplinary Income Fund”.

Kinetics Asset Management LLC, the investment adviser to the Kinetics Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust, has advised the Fund that also effective immediately, the name of the Kinetics Multi-Disciplinary Portfolio is changed.  The new name is the “Kinetics Multi-Disciplinary Income Portfolio.”  All references in the Prospectuses and SAI to “Multi-Disciplinary Portfolio” are replaced with “Multi-Disciplinary Income Portfolio”.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE